Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated June 1, 2015
to the
Prospectus and Statement of Additional Information (“SAI”)
dated November 19, 2014
for Geneva Advisors International Growth Fund (the “Fund”),
a series of Trust for Professional Managers

This supplement amends the Prospectus and SAI of the Fund dated November 19, 2014.

Effective June 1, 2015, all references to Mr. Eswar C. Menon as a portfolio manager of the Geneva Advisors International Growth Fund in the Prospectus and SAI are hereby removed.

Please retain this supplement with your Prospectus and SAI.